Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Contingencies and commitments
Schedule of future minimum revenues due from customers under non-cancelable operating lease contracts
Years	Amounts

2013	$90,764
2014	41,640
2015	24,503
2016	13,128
2017	9,157
Thereafter	50,859

$230,051